UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6740

CitiFunds Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2006

ITEM 1.      SCHEDULE OF INVESTMENTS

     CITIFUNDS INSTITUTIONAL TRUST

CITI INSTITUTIONAL ENHANCED INCOME FUND

FORM N-Q
MAY 31, 2006

Notes to Schedule of Investments (unaudited)

Investments in Institutional Enhanced Portfolio, at value $42,352,513.

1. Organization and Significant Accounting Policies

Citi Institutional Enhanced Income Fund (the “Fund”) is a separate diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Institutional Enhanced Portfolio (the “Portfolio”), a management investment company and a series of Institutional Portfolio. The value of such investment reflects the Fund’s proportionate interest (14.8% at May 31, 2006) in the net assets of the Portfolio.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

4

INSTITUTIONAL ENHANCED PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2006

FACE
AMOUNT	SECURITY	VALUE

Asset-Backed Securities (a) — 26.4%
$ 2,000,000	ACE Securities Corp., Series 2006-ASL1, Class A, 5.271% due 6/26/06	$2,000,000
	Aegis Asset-Backed Securities Trust:
4,500,000	Series 2004-5, Class 1A2, 5.421% due 6/26/06	4,505,528
157,055	Series 2004-6, Class IA1, 5.231% due 6/26/06	157,055
4,476,792	American Home Mortgage Investment Trust, Series 2005-2, Class 5A2,
	5.231% due 7/25/06	4,476,792
1,434,177	Argent Securities Inc., Series 2006-W4, Class A2A, 5.141% due 6/26/06	1,434,177
3,459,499	Banc of America Securities Auto Trust, Series 2005-WF1, Class A2, 3.890%
	due 7/18/06	3,459,494
4,250,000	Bayview Financial Acquisition Trust, Series 2003-G, Class A1, 5.691%
	due 6/28/06	4,257,514
617,142	Capital Auto Receivables Asset Trust, Series 2004-2, Class A1A, 3.120%
	due 6/15/06	617,142
1,948,356	CNH Equipment Trust, Series 2005-A, Class A2, 3.640% due 6/15/06	1,948,355
2,100,000	Drivetime Auto Owner Trust, Series 2006-A, Class A2, 5.422% due 6/15/06	2,100,000
2,766,290	FBR Securitization Trust, Series 2005-1, Class A2, 5.331% due 6/28/06	2,766,290
3,953,132	GE Commercial Equipment Financing LLC, Series 2005-1, Class A2, 3.770%
	due 6/20/06	3,941,505
	GSAMP Trust:
3,144,444	Series 2006-S2, Class A2, 5.181% due 6/26/06	3,144,444
1,385,008	Series 2006-S3, Class A1, 6.085% due 1/8/07	1,383,709
3,330,577	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A,
	5.251% due 6/26/06	3,330,577
4,853,829	Lehman XS Trust, Series 2005-2, Class 2A1A, 5.231% due 6/26/06	4,853,409
464,367	Novastar Home Equity Loan, Series 2003-2, Class A1, 5.386% due 6/26/06	464,471
541,824	Park Place Securities Inc., Series 2005-WHQ3, Class A2A, 5.161%
	due 6/26/06	541,824
	Popular ABS Mortgage Pass-Through Trust:
2,775,441	Series 2004-4, Class AF1, 5.331% due 6/26/06	2,775,441
4,163,439	Series 2005-4, Class AV1, 5.191% due 6/26/06	4,163,439
3,054,224	RAAC, Series 2006-RP2, Class A, 5.331% due 6/26/06 (b)	3,054,224
234,331	Residential Asset Securities Corp., Series 2003-KS1, Class A2, 5.451% due
	6/26/06	234,846
	SACO I Trust:
7,153,885	Series 2005-8, Class A1, 5.361% due 6/26/06	7,153,885
2,196,656	Series 2006-5, Class 1A, 5.231% due 6/26/06	2,196,656
5,473,774	Saxon Asset Securities Trust, Series 2002-1, Class AV1, 5.331% due 6/26/06	2,755,265
873,720	Specialty Underwriting & Residential Finance, Series 2003-BC3, Class A,
	5.431% due 6/26/06	873,947
3,891,802	Truman Capital Mortgage Loan Trust, Series 2005-1, Class A, 5.511%
	due 6/26/06 (b)	3,904,559
3,098,000	Whole Auto Loan Trust, Series 2003-1, Class A4, 2.580% due 1/24/07	3,058,912

	Total Asset-Backed Securities
	(Cost — $75,550,928)	75,553,460

Collateralized Mortgage Obligations (a) — 5.8%
344,305	Countrywide Alternative Loan Trust, Series 2004-J13, Class 1A1, 5.381%
	due 6/26/06	344,305
	Residential Accredit Loans Inc.:
2,276,894	Series 2003-QA1, Class A1, 5.421% due 6/26/06	2,281,569
2,867,282	Series 2004-QA6, Class NB4, 5.557% due 6/26/06	2,843,965
2,500,000	Series 2006-Q05, Class 3A1, 5.150% due 6/26/06	2,500,000

See Notes to Schedule of Investments.

INSTITUTIONAL ENHANCED PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	SECURITY	VALUE

Collateralized Mortgage Obligations (a) — 5.8% (continued)
$ 3,756,789	Residential Funding Mortgage Securities II Inc., Series 2006-HI1, Class A1,
	5.191% due 7/25/06	$3,756,789
4,809,849	Structured Asset Mortgage Investments Inc., Series 2003-AR2, Class A1,
	5.450% due 6/19/06	4,813,047

	Total Collateralized Mortgage Obligations
	(Cost — $16,553,723)	16,539,675

Commercial Paper (b)(c) — 52.5%
	Albis Capital Corp.:
5,000,000	5.130% due 7/10/06	4,972,538
5,000,000	5.199% due 7/31/06	4,957,350
5,000,000	Aspen Funding Corp., 5.218% due 10/4/06	4,909,850
5,000,000	Atlantis One Funding Corp., 5.183% due 10/17/06	4,900,300
5,000,000	Berkeley Square Finance LLC, 5.073% due 6/12/06	4,992,285
7,500,000	Brahms Funding Corp., 5.112% due 7/6/06	7,462,958
5,000,000	Carmel Mountain Funding Trust, 5.111% due 6/23/06	4,984,447
5,000,000	Chesham Finance LLC, 5.182% due 10/16/06	4,901,050
5,000,000	Cheyne Finance LLC, 5.173% due 10/12/06	4,903,950
5,000,000	Crown Point Co., 5.081% due 6/14/06	4,990,864
5,000,000	Cullinan Financial Corp., 5.288% due 11/22/06	4,871,200
5,000,000	Davis Square Funding IV Corp., 5.001% due 6/19/06	4,987,600
5,000,000	Ebury Finance LLC,, 5.236% due 11/16/06	4,877,050
8,600,000	Fenway Funding LLC, 5.141% due 6/1/06	8,600,000
8,159,000	Foxboro Funding LTD., 5.121% due 6/1/06	8,159,000
7,500,000	Harwood Street Funding, 5.080% due 6/15/06	7,485,227
10,000,000	Indymac Bank FSB, 5.106% due 6/15/06	9,980,206
7,500,000	KKR Pacific Funding Trust, 5.093% due 6/26/06	7,473,594
5,000,000	Lake Constance Funding LLC, 5.116% due 8/2/06	4,955,900
10,000,000	Main Street Warehouse Funding, 5.092% due 6/19/06	9,974,650
10,000,000	Mica Funding LLC, 5.092% due 6/19/06	9,974,650
5,000,000	Morrigan TRR Funding LLC, 5.112% due 6/22/06	4,985,154
5,000,000	Strand Capital LLC, 4.999% due 6/16/06	4,989,667
7,450,000	Surrey Funding Corp., 5.191% due 9/6/06	7,346,072

	Total Commercial Paper
	(Cost — $150,655,704)	150,635,562

Medium-Term Note — 2.6%
7,500,000	Stanfield Victoria Finance LLC, 5.041% due 6/26/06 (a)(b)
	(Cost — $7,499,633)	7,499,633

U.S. Government & Agency Obligations — 22.0%
U.S. Government Agency— 13.5%
	Federal Home Loan Bank (FHLB):
1,365,000	3.200% due 11/29/06	1,350,852
1,000,000	Series 3, 3.500% due 1/18/07	988,822
	Federal Home Loan Mortgage Corp. (FHLMC):
10,000,000	4.500% due 4/18/07	9,918,400
5,000,000	4.050% due 6/28/07	4,934,090
	Discount Notes, Series RB:
5,000,000	5.155% due 4/3/07 (c)	4,787,710
5,000,000	5.193% due 4/3/07 (c)	4,787,710
	Federal National Mortgage Association (FNMA):
7,000,000	3.625% due 1/19/07	6,925,513
4,972,253	Series 2002-W7, Class A6, 5.418% due 10/25/27 (a)	5,043,406

	Total U.S. Government Agency
	(Cost — $38,972,759)	38,736,503

See Notes to Schedule of Investments.

INSTITUTIONAL ENHANCED PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	SECURITY	VALUE

U.S. Government Obligation — 8.5%
$ 25,000,000	U.S. Treasury Bills, 4.951% due 11/30/06 (c)
	(Cost — $24,389,542)	$24,392,925

	Total U.S. Government & Agency Obligations
	(Cost — $63,362,301)	63,129,428

	TOTAL INVESTMENTS — 109.3% (Cost — $313,622,289#)	313,357,758
	Liabilities in Excess of Other Assets — (9.3)%	(26,782,772)

	TOTAL NET ASSETS — 100.0%	$286,574,986

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006. Maturity dates shown is the next reset date.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Rate shown represents yield to maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Institutional Enhanced Portfolio (the “Portfolio”) is a separate diversified series of Institutional Portfolio (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), a management investment company organized as a trust under the laws of the State of New York.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2.  Investments

At May 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,479
Gross unrealized depreciation	(272,010)

Net unrealized depreciation	$(264,531)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Institutional Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	July 28, 2006